Offsetting Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of offsetting of financial liabilities [abstract]
Offsetting Financial Assets and Liabilities
41. OFFSETTING FINANCIAL ASSETS AND LIABILITIES
Financial assets and financial liabilities are reported on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:
–All financial assets and liabilities that are reported net on the balance sheet
–All derivative financial instruments and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.
The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements described above.
For derivative contracts, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur. For repurchase and reverse repurchase agreements and other similar secured lending and borrowing, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as global master repurchase agreements and global master securities lending agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated if a counterparty defaults.
Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent Santander UK’s actual credit exposure.

								Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2)
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2021	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	2,870	(1,221)	1,649	(582)	(693)	374	72	1,721
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	14,882	(2,199)	12,683	(435)	(12,248)	—	—	12,683
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	4,316	(923)	3,393	—	—	3,393	211,552	214,945
	22,068	(4,343)	17,725	(1,017)	(12,941)	3,767	211,624	229,349
Liabilities
Derivative financial liabilities	2,197	(1,221)	976	(582)	(351)	43	43	1,019
Repurchase, securities lending & similar agreements:
- Amortised cost	13,917	(2,199)	11,718	(435)	(11,283)	—	—	11,718
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	2,683	(923)	1,760	—	—	1,760	225,016	226,776
	18,797	(4,343)	14,454	(1,017)	(11,634)	1,803	225,059	239,513

2020
Assets
Derivative financial assets	5,116	(1,754)	3,362	(820)	(1,840)	702	89	3,451
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	26,084	(6,485)	19,599	(129)	(19,470)	—	—	19,599
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	7,524	(1,073)	6,451	—	—	6,451	207,731	214,182
	38,724	(9,312)	29,412	(949)	(21,310)	7,153	207,820	237,232
Liabilities
Derivative financial liabilities	3,597	(1,754)	1,843	(820)	(839)	184	77	1,920
Repurchase, securities lending & similar agreements:
- Amortised cost	22,333	(6,485)	15,848	(129)	(15,719)	—	—	15,848
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	3,222	(1,073)	2,149	—	(502)	1,647	211,912	214,061
	29,152	(9,312)	19,840	(949)	(17,060)	1,831	211,989	231,829
(1)Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.